RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16. RELATED PARTY TRANSACTIONS

LSBD

Sales to and purchases from related parties are made in arm’s length transactions both at normal market prices and on normal commercial terms.

The following transactions occurred with LSBD and senior management personnel during the period July 1, 2022, to March 31, 2023:

●	The Company incurred a total cost of $nil during the three and nine months ended March 31, 2023 (three and nine months ended March 31, 2022: $nil and $145,733), towards overhead cost reimbursement which includes salaries, rents and other related overheads directly attributable to the Company which are included in selling, general and administration expenses in the Condensed Consolidated Statements of Operations and Other Comprehensive Loss.

●	As of March 31, 2023, $8,821 (March 31, 2022: $9,833) remains payable to LSBD in relation to overhead reimbursements detailed above.

December 2022 Private Placement

Approximately 15.10% of funds raised in the December 2022 Private Placement were secured from Spiro Sakiris, our Chief Financial Officer (indirectly), and Manuel Kostandas, our Director of Global Integration, respectively. Mr. Sakiris indirectly invested $19,991 in the December 2022 Private Placement and Mr. Kostandas invested $13,327 in the December 2022 Private Placement.

NOTE 8. RELATED PARTY TRANSACTIONS

The Company completed certain financing transactions with, LSBD as described in Note 7.

Sales to, and purchases from, related parties are made at normal market prices and on normal commercial terms. The following transactions occurred with LSBD during the period July 1, 2021, to June 30, 2022 (FY 2021: July 1, 2020 to June 30, 2021):

The Company incurred a total of $ 0 (FY 2021: $523,767) towards the services in connection with development and regulatory approval pathway for the technology, including payments made or expenses incurred on behalf of the Company. Fiscal year 2021 includes a fee of $500,000 that was paid to acquire an option and has been recognized as an expense within development and regulatory approval expenses. On March 31, 2021, GBS entered into an Option Agreement with LSBD to provide GBS the option to acquire an exclusive license for LSBD’s intellectual property. For further details, refer to Note 4.

The Company incurred a total of $145,733 (FY 2021: $212,032) towards overhead cost reimbursement which includes salaries, rents and other related overheads directly attributable to the Company which are included in general and administration expenses.

During the year ended June 30, 2022, the Company contributed a total of $2,600,000 towards budgeted development and commercialization costs to be incurred by BiosensX (North America) Inc. relating to the development and preparation for submission of the Saliva Glucose Biosensor connected with regulatory approval for the U.S. market by the U.S. Food & Drug Administration. For further details, refer to Note 4.

As of June 30, 2022, $9,054 (June 30, 2021: $13,323) remains payable to LSBD in relation to overhead reimbursements detailed above.